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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2007 (UNAUDITED)

                                                                          NUMBER OF
                                                                             SHARES
                                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.3%
-----------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.4%
Bed Bath & Beyond, Inc.                                                   1,168,390                           $  46,934 (a)
Carnival Corp.                                                              616,027                              28,867
CBS Corp.                                                                   173,446                               5,306 (e)
Comcast Corp. (Class A)                                                   2,795,505                              71,201 (a)
Corinthian Colleges, Inc.                                                   230,779                               3,173 (a,e)
General Motors Corp.                                                        222,453                               6,816 (e)
Home Depot, Inc.                                                            848,748                              31,183
Koninklijke Philips Electronics N.V. ADR                                    455,182                              17,342
Liberty Global, Inc. (Series C)                                             970,483                              29,736 (a,e)
Liberty Media Holding Corp - Capital (Series A)                             229,720                              25,405 (a,e)
Liberty Media Holding Corp - Interactive
(Series A)                                                                  273,795                               6,522 (a)
Lowe's Companies, Inc.                                                      318,074                              10,016
News Corp. (Class A)                                                        633,138                              14,638
Omnicom Group, Inc.                                                         581,118                              59,495
Staples, Inc.                                                             1,099,972                              28,423
Starwood Hotels & Resorts
Worldwide, Inc.                                                             112,767                               7,313
Target Corp.                                                                584,033                              34,610
Time Warner, Inc.                                                         1,403,172                              27,671
Viacom Inc. (Class B)                                                       391,582                              16,098 (a)
                                                                                                                470,749

CONSUMER STAPLES - 11.5%
Clorox Co.                                                                  499,667                              31,824
Colgate-Palmolive Co.                                                       636,562                              42,516
Diageo PLC ADR                                                               68,449                               5,541
General Mills, Inc.                                                         684,574                              39,856
Kellogg Co.                                                                 572,361                              29,436 (e)
Kimberly-Clark Corp.                                                        695,998                              47,669
Nestle S.A. ADR                                                              44,490                               4,322 (a)
PepsiCo, Inc.                                                             2,152,032                             136,783
Procter & Gamble Co.                                                        914,356                              57,751
Sara Lee Corp.                                                              410,684                               6,949
The Coca-Cola Co.                                                         1,639,534                              78,698
Wal-Mart Stores, Inc.                                                       780,298                              36,635
                                                                                                                517,980

ENERGY - 9.3%
Apache Corp.                                                                116,359                               8,227
Devon Energy Corp.                                                          114,190                               7,904
EOG Resources, Inc.                                                         205,342                              14,649
Exxon Mobil Corp.                                                         2,749,431                             207,445
Halliburton Co.                                                             616,026                              19,553 (e)
Hess Corp.                                                                  508,156                              28,187
Occidental Petroleum Corp.                                                  525,402                              25,908
Schlumberger Ltd.                                                         1,091,864                              75,448
Transocean Inc.                                                             370,777                              30,292 (a)
                                                                                                                417,613

FINANCIALS - 17.8%
ACE Ltd.                                                                    504,074                              28,762
AFLAC Incorporated                                                          362,771                              17,072
Allstate Corp.                                                              417,529                              25,077
American International Group, Inc.                                        2,269,552                             152,559
AON Corp.                                                                   290,901                              11,043
Bank of America Corp.                                                     1,674,135                              85,414
Berkshire Hathaway, Inc. (Class B)                                              895                               3,258 (a)
BlackRock Inc. (Class A)                                                     54,758                               8,559 (e)
CB Richard Ellis Group, Inc. (Class A)                                       27,379                                 936 (a)
Chubb Corp.                                                                 400,416                              20,689
Citigroup, Inc.                                                           1,662,204                              85,338
Everest Re Group, Ltd.                                                      229,299                              22,052
Federal Home Loan Mortgage Corp.                                            568,113                              33,797
Federal National Mortgage Assoc.                                            708,431                              38,666
HCC Insurance Holdings, Inc.                                                261,418                               8,052
Mellon Financial Corp.                                                    1,047,245                              45,178
Merrill Lynch & Company, Inc.                                               194,393                              15,876
Metlife, Inc.                                                               876,128                              55,327
Morgan Stanley                                                               34,225                               2,696
Prudential Financial, Inc.                                                  112,939                              10,194
State Street Corp.                                                          877,258                              56,802 (c)
SunTrust Banks, Inc.                                                        654,015                              54,309
The Bank of New York Company, Inc.                                           92,404                               3,747
US Bancorp                                                                  530,783                              18,561
                                                                                                                803,964

HEALTHCARE - 14.9%
Abbott Laboratories                                                         841,902                              46,978 (d)
Aetna, Inc.                                                               1,391,019                              60,913
Amgen, Inc.                                                               1,596,921                              89,236 (a)
Baxter International, Inc.                                                  786,349                              41,417
Boston Scientific Corp.                                                     947,836                              13,781 (a)
Bristol-Myers Squibb Co.                                                    314,858                               8,740
DaVita, Inc.                                                                215,608                              11,496 (a)
Gilead Sciences, Inc.                                                       162,665                              12,444 (a)
GlaxoSmithKline PLC ADR                                                     301,189                              16,644
Johnson & Johnson                                                           439,706                              26,497
Lincare Holdings Inc.                                                       557,846                              20,445 (a)
McKesson Corp.                                                               85,559                               5,009
Medco Health Solutions, Inc.                                                318,281                              23,085 (a,e)
Medtronic Inc.                                                              561,269                              27,536
Novartis AG ADR                                                             311,435                              17,014
Pfizer Inc.                                                               3,808,566                              96,204
Quest Diagnostics Inc.                                                       34,225                               1,707
Thermo Electron Corp.                                                       195,075                               9,120 (a)
UnitedHealth Group, Inc.                                                    426,948                              22,615
Wyeth                                                                     2,389,067                             119,525
                                                                                                                670,406

INDUSTRIALS - 8.9%
ABB Ltd. ADR                                                                855,593                              14,699
Burlington Northern Santa Fe Corp.                                          114,991                               9,249
Cooper Industries Ltd.                                                      552,672                              24,865
Deere & Co.                                                                 205,343                              22,308
Dover Corp.                                                               1,220,277                              59,562
Eaton Corp.                                                                 458,596                              38,320
Emerson Electric Co.                                                        612,187                              26,379
General Dynamics Corp.                                                      116,361                               8,890
ITT Corp.                                                                    99,249                               5,987
Northrop Grumman Corp.                                                      311,436                              23,115
Rockwell Collins, Inc.                                                       65,025                               4,352 (e)
Southwest Airlines Co.                                                    1,882,300                              27,670 (e)
Textron Inc.                                                                561,198                              50,396
3M Co.                                                                      238,954                              18,263
United Technologies Corp.                                                   932,665                              60,623
Waste Management, Inc.                                                       78,715                               2,709
WESCO International, Inc.                                                    78,714                               4,942 (a,e)
                                                                                                                402,329

INFORMATION TECHNOLOGY - 20.5%
Activision, Inc.                                                            410,684                               7,778 (a,e)
Analog Devices, Inc.                                                        913,773                              31,516
Automatic Data Processing, Inc.                                             684,475                              33,129
Cisco Systems, Inc.                                                       3,678,597                              93,915 (a)
Corning Incorporated                                                        188,231                               4,280 (a)
Dell, Inc.                                                                  273,790                               6,355 (a)
eBay, Inc.                                                                  386,728                              12,820 (a)
EMC Corp.                                                                 1,112,612                              15,410 (a)
Fidelity National Information
Services, Inc.                                                              403,300                              18,334
First Data Corp.                                                            684,476                              18,412
Hewlett-Packard Co.                                                         438,062                              17,584
Intel Corp.                                                               3,902,622                              74,657
International Business Machines Corp.                                       379,883                              35,808
Intuit Inc.                                                               1,026,710                              28,091 (a)
Lam Research Corp.                                                           62,154                               2,942 (a)
Linear Technology Corp.                                                     203,631                               6,433 (e)
Maxim Integrated Products, Inc.                                             995,914                              29,280
Microchip Technology Inc.                                                   540,734                              19,212 (e)
Microsoft Corp.                                                           4,472,006                             124,635
Molex, Inc. (Class A)                                                       983,000                              24,467
National Semiconductor Corp.                                                605,760                              14,623
Oracle Corp.                                                              6,066,784                             109,991 (a)
Paychex, Inc.                                                               762,280                              28,867
QUALCOMM, Inc.                                                              205,343                               8,760
Sun Microsystems, Inc.                                                      684,474                               4,114 (a)
Texas Instruments Incorporated                                            1,027,590                              30,930
Western Union Co.                                                         3,104,083                              68,135
Yahoo! Inc.                                                               1,723,774                              53,937 (a)
                                                                                                                924,415

MATERIALS - 2.0%
Air Products & Chemicals, Inc.                                               17,112                               1,266
Barrick Gold Corp.                                                        1,077,007                              30,749
Freeport-McMoRan Copper & Gold Inc. (Class B)                               225,876                              14,951 (e)
Monsanto Co.                                                                515,032                              28,306
PAN American Silver Corp.                                                    44,491                               1,316 (a,e)
Praxair, Inc.                                                               244,607                              15,400
                                                                                                                 91,988

TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc.                                                                  205,342                               8,097
Sprint Nextel Corp. (Series 1)                                              479,133                               9,084
Verizon Communications Inc.                                                 752,921                              28,551
Vodafone Group, PLC ADR                                                     342,237                               9,192
                                                                                                                 54,924

UTILITIES - 2.8%
American Electric Power Company, Inc.                                       154,007                               7,508
Constellation Energy Group, Inc.                                            366,193                              31,840
Dominion Resources, Inc.                                                    362,771                              32,203 (e)
Edison International                                                        417,529                              20,513
Entergy Corp.                                                                23,956                               2,513
FirstEnergy Corp.                                                           159,482                              10,564
FPL Group, Inc.                                                             203,797                              12,466 (e)
PG&E Corp.                                                                  200,973                               9,701
                                                                                                                127,308

TOTAL INVESTMENTS IN SECURITIES                                                                               4,481,676
(COST $3,933,624)

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PREFERRED STOCK - 0.0%*
-----------------------------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                                     34,224                               1,070
(COST $946)

TOTAL INVESTMENTS IN SECURITIES                                                                               4,482,746
(COST $3,934,570)

                                                                          PRINCIPAL
                                                                             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.1%
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENTS
State Street Corp.
4.75%                                           04/02/07              $  10,026,688                              10,027 (c)


------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF SHARES
------------------------------------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.9%
State Street Navigator Securities Lending
Prime Portfolio
5.35%                                                                    82,830,930                              82,831 (b.c)

TOTAL SHORT-TERM INVESTMENTS                                                                                     92,858
(COST $92,858)

TOTAL INVESTMENTS                                                                                             4,575,604
(COST $4,027,428)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.4)%                                                             (62,186)
                                                                                                           ------------
NET ASSETS  - 100.0%                                                                                       $  4,513,418
                                                                                                           ============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
March 31, 2007  (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b)      Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At March 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e)      All or a portion of the security is out on loan.



+        Percentages are based on net assets as of March 31, 2007.

*        Less than 0.1%.



Abbreviations:

ADR      American Depository Receipt




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  May 25, 2007